GENERAL (Details)		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Mar. 18, 2026 USD ($)	Feb. 05, 2026 $ / shares	Oct. 31, 2025 USD ($) $ / shares	Feb. 23, 2021 $ / shares
GENERAL
Par value of common stock (in $ per share) | $ / shares		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Net loss		$ 3,257,000	$ 19,369,000	$ 2,400,000	$ 2,134,000	$ 22,626,000	$ 4,534,000	$ 10,509,000	$ 10,330,000
Cash and cash equivalents		$ 3,689,000				3,689,000		374,000	7,141,000
Net cash used in operating activities						$ 3,393,000	$ 6,121,000	$ 7,736,000	$ 8,096,000
Reverse stock split ratio		0.2	0.2	0.2	0.2	0.2	0.2	0.2	0.2
Subsequent events
GENERAL
Proceeds from private placement	$ 4,629,200
Senior Secured Notes
GENERAL
Par value of common stock (in $ per share) | $ / shares												$ 137.5
Aggregate principal												$ 1,100,000
Senior Secured Notes | Subsequent events
GENERAL
Aggregate principal										$ 3,750,000
Securities Exchange Agreement, Smartkem Limited
GENERAL
Purchase price (in dollars per share) | $ / shares													$ 1.4
Par value of common stock (in $ per share) | $ / shares													$ 0.0001